Prepayments and Other Current Assets, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Inventories net of impairment reserve	¥ 4,283	$ 621	¥ 265
Reserve for inventory	¥ 0		¥ 7,618	¥ 23,694